Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Total Return Series, Inc.
Entity Central Index Key	0000912763
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000030200
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Class A Shares
Trading Symbol	TLRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

■ A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

■ An allocation to trade finance loans added to relative performance.

■ A small allocation to high-yield bonds aided Fund relative performance.

■ Strong security selection in emerging market bonds and investment-grade domestic corporate bonds was beneficial to relative performance.

■ An overweight allocation to residential mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

■ An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

■ Sub-optimal Treasury security selection hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2014	$9,553	$10,000	$10,000	$10,000
11/30/2015	$9,533	$10,097	$10,075	$10,034
11/30/2016	$9,836	$10,316	$10,386	$10,272
11/30/2017	$10,212	$10,648	$10,795	$10,644
11/30/2018	$10,006	$10,505	$10,649	$10,482
11/30/2019	$11,002	$11,639	$11,803	$11,563
11/30/2020	$11,933	$12,486	$12,672	$12,462
11/30/2021	$11,972	$12,342	$12,584	$12,377
11/30/2022	$10,504	$10,758	$10,979	$10,739
11/30/2023	$10,537	$10,885	$11,192	$10,899
11/30/2024	$11,237	$11,633	$12,036	$11,708

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	1.81%	(0.49%)	1.17%
Class A Shares without sales load	6.64%	0.42%	1.64%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Bloomberg US Universal Index	7.53%	0.39%	1.87%
Lipper Core Bond Funds Average	7.42%	0.25%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,415,604,423
Holdings Count | Holding	1,047
Advisory Fees Paid, Amount	$ 38,269,922
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$15,415,604,423
Number of Investments	1,047
Portfolio Turnover	60%
Total Advisory Fees Paid	$38,269,922

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.5%
Securities Lending Collateral	1.1%
High Yield Core Bond Fund	2.6%
Cash Equivalents	2.9%
Emerging Markets Core Fund	3.1%
Collaterized Mortgage Obligations	4.0%
Project and Trade Finance Core Fund	5.6%
Corporate Bonds	22.9%
Mortgage-Backed Securities	24.4%
U.S Treasury	33.6%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000030202
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Class C Shares
Trading Symbol	TLRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$147	1.43%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

■ A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

■ An allocation to trade finance loans added to relative performance.

■ A small allocation to high-yield bonds aided Fund relative performance.

■ Strong security selection in emerging market bonds and investment-grade domestic corporate bonds was beneficial to relative performance.

■ An overweight allocation to residential mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

■ An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

■ Sub-optimal Treasury security selection hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,928	$10,097	$10,075	$10,034
11/30/2016	$10,190	$10,316	$10,386	$10,272
11/30/2017	$10,525	$10,648	$10,795	$10,644
11/30/2018	$10,261	$10,505	$10,649	$10,482
11/30/2019	$11,226	$11,639	$11,803	$11,563
11/30/2020	$12,115	$12,486	$12,672	$12,462
11/30/2021	$12,094	$12,342	$12,584	$12,377
11/30/2022	$10,558	$10,758	$10,979	$10,739
11/30/2023	$10,592	$10,885	$11,192	$10,899
11/30/2024	$11,295	$11,633	$12,036	$11,708

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	5.22%	(0.08%)	1.23%
Class C Shares without sales load	6.22%	(0.08%)	1.23%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Bloomberg US Universal Index	7.53%	0.39%	1.87%
Lipper Core Bond Funds Average	7.42%	0.25%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,415,604,423
Holdings Count | Holding	1,047
Advisory Fees Paid, Amount	$ 38,269,922
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$15,415,604,423
Number of Investments	1,047
Portfolio Turnover	60%
Total Advisory Fees Paid	$38,269,922

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.5%
Securities Lending Collateral	1.1%
High Yield Core Bond Fund	2.6%
Cash Equivalents	2.9%
Emerging Markets Core Fund	3.1%
Collaterized Mortgage Obligations	4.0%
Project and Trade Finance Core Fund	5.6%
Corporate Bonds	22.9%
Mortgage-Backed Securities	24.4%
U.S Treasury	33.6%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000030204
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Institutional Shares
Trading Symbol	FTRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

■ A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

■ An allocation to trade finance loans added to relative performance.

■ A small allocation to high-yield bonds aided Fund relative performance.

■ Strong security selection in emerging market bonds and investment-grade domestic corporate bonds was beneficial to relative performance.

■ An overweight allocation to residential mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

■ An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

■ Sub-optimal Treasury security selection hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,035	$10,097	$10,075	$10,034
11/30/2016	$10,409	$10,316	$10,386	$10,272
11/30/2017	$10,867	$10,648	$10,795	$10,644
11/30/2018	$10,707	$10,505	$10,649	$10,482
11/30/2019	$11,836	$11,639	$11,803	$11,563
11/30/2020	$12,909	$12,486	$12,672	$12,462
11/30/2021	$13,033	$12,342	$12,584	$12,377
11/30/2022	$11,488	$10,758	$10,979	$10,739
11/30/2023	$11,588	$10,885	$11,192	$10,899
11/30/2024	$12,425	$11,633	$12,036	$11,708

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	7.23%	0.98%	2.20%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Bloomberg US Universal Index	7.53%	0.39%	1.87%
Lipper Core Bond Funds Average	7.42%	0.25%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,415,604,423
Holdings Count | Holding	1,047
Advisory Fees Paid, Amount	$ 38,269,922
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$15,415,604,423
Number of Investments	1,047
Portfolio Turnover	60%
Total Advisory Fees Paid	$38,269,922

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.5%
Securities Lending Collateral	1.1%
High Yield Core Bond Fund	2.6%
Cash Equivalents	2.9%
Emerging Markets Core Fund	3.1%
Collaterized Mortgage Obligations	4.0%
Project and Trade Finance Core Fund	5.6%
Corporate Bonds	22.9%
Mortgage-Backed Securities	24.4%
U.S Treasury	33.6%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000030203
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Class R Shares
Trading Symbol	FTRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$115	1.11%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

■ A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

■ An allocation to trade finance loans added to relative performance.

■ A small allocation to high-yield bonds aided Fund relative performance.

■ Strong security selection in emerging market bonds and investment-grade domestic corporate bonds was beneficial to relative performance.

■ An overweight allocation to residential mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

■ An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

■ Sub-optimal Treasury security selection hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,964	$10,097	$10,075	$10,034
11/30/2016	$10,262	$10,316	$10,386	$10,272
11/30/2017	$10,635	$10,648	$10,795	$10,644
11/30/2018	$10,404	$10,505	$10,649	$10,482
11/30/2019	$11,421	$11,639	$11,803	$11,563
11/30/2020	$12,365	$12,486	$12,672	$12,462
11/30/2021	$12,383	$12,342	$12,584	$12,377
11/30/2022	$10,844	$10,758	$10,979	$10,739
11/30/2023	$10,848	$10,885	$11,192	$10,899
11/30/2024	$11,560	$11,633	$12,036	$11,708

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R Shares	6.56%	0.24%	1.46%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Bloomberg US Universal Index	7.53%	0.39%	1.87%
Lipper Core Bond Funds Average	7.42%	0.25%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,415,604,423
Holdings Count | Holding	1,047
Advisory Fees Paid, Amount	$ 38,269,922
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$15,415,604,423
Number of Investments	1,047
Portfolio Turnover	60%
Total Advisory Fees Paid	$38,269,922

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.5%
Securities Lending Collateral	1.1%
High Yield Core Bond Fund	2.6%
Cash Equivalents	2.9%
Emerging Markets Core Fund	3.1%
Collaterized Mortgage Obligations	4.0%
Project and Trade Finance Core Fund	5.6%
Corporate Bonds	22.9%
Mortgage-Backed Securities	24.4%
U.S Treasury	33.6%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000157740
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FTRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

■ A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

■ An allocation to trade finance loans added to relative performance.

■ A small allocation to high-yield bonds aided Fund relative performance.

■ Strong security selection in emerging market bonds and investment-grade domestic corporate bonds was beneficial to relative performance.

■ An overweight allocation to residential mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

■ An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

■ Sub-optimal Treasury security selection hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,032	$10,097	$10,075	$10,034
11/30/2016	$10,408	$10,316	$10,386	$10,272
11/30/2017	$10,856	$10,648	$10,795	$10,644
11/30/2018	$10,707	$10,505	$10,649	$10,482
11/30/2019	$11,838	$11,639	$11,803	$11,563
11/30/2020	$12,912	$12,486	$12,672	$12,462
11/30/2021	$13,027	$12,342	$12,584	$12,377
11/30/2022	$11,482	$10,758	$10,979	$10,739
11/30/2023	$11,582	$10,885	$11,192	$10,899
11/30/2024	$12,434	$11,633	$12,036	$11,708

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference*	7.35%	0.99%	2.20%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Bloomberg US Universal Index	7.53%	0.39%	1.87%
Lipper Core Bond Funds Average	7.42%	0.25%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,415,604,423
Holdings Count | Holding	1,047
Advisory Fees Paid, Amount	$ 38,269,922
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$15,415,604,423
Number of Investments	1,047
Portfolio Turnover	60%
Total Advisory Fees Paid	$38,269,922

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.5%
Securities Lending Collateral	1.1%
High Yield Core Bond Fund	2.6%
Cash Equivalents	2.9%
Emerging Markets Core Fund	3.1%
Collaterized Mortgage Obligations	4.0%
Project and Trade Finance Core Fund	5.6%
Corporate Bonds	22.9%
Mortgage-Backed Securities	24.4%
U.S Treasury	33.6%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
C000030199
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond Fund
Class Name	Service Shares
Trading Symbol	FTRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Bond Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

■ A bias for longer maturity bonds to underperform shorter maturity bonds (a yield curve steepener) contributed to Fund relative performance.

■ An allocation to trade finance loans added to relative performance.

■ A small allocation to high-yield bonds aided Fund relative performance.

■ Strong security selection in emerging market bonds and investment-grade domestic corporate bonds was beneficial to relative performance.

■ An overweight allocation to residential mortgage-backed securities was a contributor to Fund relative performance.

Top Detractors from Performance

■ An underweight allocation to the corporate bond and commercial mortgage-backed security sectors detracted from Fund relative performance.

■ Sub-optimal Treasury security selection hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Universal Index	Lipper Core Bond Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000
11/30/2015	$10,005	$10,097	$10,075	$10,034
11/30/2016	$10,347	$10,316	$10,386	$10,272
11/30/2017	$10,769	$10,648	$10,795	$10,644
11/30/2018	$10,579	$10,505	$10,649	$10,482
11/30/2019	$11,661	$11,639	$11,803	$11,563
11/30/2020	$12,679	$12,486	$12,672	$12,462
11/30/2021	$12,752	$12,342	$12,584	$12,377
11/30/2022	$11,216	$10,758	$10,979	$10,739
11/30/2023	$11,280	$10,885	$11,192	$10,899
11/30/2024	$12,059	$11,633	$12,036	$11,708

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Service Shares	6.91%	0.67%	1.89%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
Bloomberg US Universal Index	7.53%	0.39%	1.87%
Lipper Core Bond Funds Average	7.42%	0.25%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,415,604,423
Holdings Count | Holding	1,047
Advisory Fees Paid, Amount	$ 38,269,922
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$15,415,604,423
Number of Investments	1,047
Portfolio Turnover	60%
Total Advisory Fees Paid	$38,269,922

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.5%
Securities Lending Collateral	1.1%
High Yield Core Bond Fund	2.6%
Cash Equivalents	2.9%
Emerging Markets Core Fund	3.1%
Collaterized Mortgage Obligations	4.0%
Project and Trade Finance Core Fund	5.6%
Corporate Bonds	22.9%
Mortgage-Backed Securities	24.4%
U.S Treasury	33.6%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]